Goodwill and Other Intangible Assets, Net (Details) - Schedule of Other Intangible Assets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Cost:
Cost:		$ 2,062	$ 1,302
Accumulated amortization:
Accumulated amortization		984	816
Amortized cost		1,078	486
Suppliers’ relationship [Member]
Cost:
Cost:	[1]	760
Accumulated amortization:
Accumulated amortization	[1]	64
Customer relationship [Member]
Cost:
Cost:	[1]	1,032	1,032
Accumulated amortization:
Accumulated amortization	[1]	793	758
Non-competition [Member]
Cost:
Cost:	[1]	270	270
Accumulated amortization:
Accumulated amortization	[1]	$ 127	$ 58

[1]	Regarding intangibles acquired as part of business combination transaction during 2023, see Note 3 above.